GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
	US dollars
(in thousands)	Telematics services	Telematics products	Total

Balance as of January 1, 2024	33,940	5,460	39,400
Changes during 2024:
Translation differences	(9)	(66)	(75)
Balance as of December 31, 2024 (*)	33,931	5,394	39,325

Changes during 2025:
Translation differences	235	271	506
Balance as of December 31, 2025 (*)	34,166	5,665	39,831

(*)	The accumulated amount of goodwill impairment loss as of December 31, 2025, and 2024 was US$ 29.89 million.